Other Current Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

6.    OTHER CURRENT ASSETS

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Prepaid expenses	217,918	420,227	67,728
Advances to suppliers	539,608	1,225,972	197,591
Tax prepayments	266,630	323,618	52,158
Receivable from online payment agencies	501,813	689,025	111,051
Others	309,296	748,585	120,649

	1,835,265	3,407,427	549,177